Consolidated Statement of Changes in Equity (Parenthetical) shares in Millions, $ in Millions	Jan. 01, 2016 USD ($)
Noncontrolling interests [Member]
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Cumulative effect from change in consolidation accounting	$ 121	[1]

[1]	(1)Effective January 1, 2016, we adopted changes in consolidation accounting pursuant to Accounting Standards Update 2015-02 (Amendments to the Consolidation Analysis). Accordingly, we recorded a $121 million net increase to beginning noncontrolling interests as a cumulative-effect adjustment.